Expense Example - iShares Global Green Bond ETF - iShares Global Green Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	136
Expense Example, with Redemption, 10 Years	$ 313